    As filed with the Securities and Exchange Commission on April 29, 2005.
                                                              File No. 333-36203
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.                         [ ]
                                        ----
            Post-Effective Amendment No. 14                     [X]
                                        ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No. 18                                    [X]
                         ---

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 2, 2005, pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on _________ , pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                                 [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully before you purchase your variable life insurance policy.


Director Life Series II is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:


                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                     Class IA of Hartford Advisers HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account (1)     Class IA of Hartford Capital Appreciation HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Disciplined Equity Fund Sub-Account           Class IA of Hartford Disciplined Equity HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account          Class IA of Hartford Dividend and Growth HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Global Advisers Fund Sub-Account              Class IA of Hartford Global Advisers HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Health Fund Sub-Account                Class IA of Hartford Global Health HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account               Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account            Class IA of Hartford Global Technology HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                   Class IA of Hartford High Yield HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Index Fund Sub-Account                        Class IA of Hartford Index HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford International Opportunities Fund Sub-Account  Class IA of Hartford International Opportunities HLS Fund
                                                         of Hartford Series Fund, Inc.
  Hartford MidCap Fund Sub-Account (2)                   Class IA of Hartford MidCap HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford Money Market Fund Sub-Account                 Class IA of Hartford Money Market HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account          Class IA of Hartford Mortgage Securities HLS Fund of
                                                         Hartford Series Fund, Inc.

                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Small Company Fund Sub-Account (3)            Class IA of Hartford Small Company HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Stock Fund Sub-Account                        Class IA of Hartford Stock HLS Fund of Hartford Series
                                                         Fund, Inc.
  Hartford Total Return Bond HLS Fund Sub-Account        Class IA shares of Hartford Total Return Bond HLS Fund of
  (formerly Hartford Bond HLS Fund Sub-Account)          Hartford Series Fund, Inc.



(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.



(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.



(3) Hartford Small Company HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-  a bank deposit or obligation

-  federally insured

-  endorsed by any bank or governmental agency

-  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 16
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              18
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       19
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
OTHER MATTERS                                                    24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       26
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below.)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Surrender Charges (1)             When you fully or partially         Maximum Charge
                                  surrender your policy.              7.5% of the amount surrendered.
Unamortized Tax Charge (2)        Upon surrender or partial           Maximum Charge
                                  surrender of the policy.            2.25% of the account value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


            CHARGE                     WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
Cost of Insurance Charges (3)     Monthly.                            Minimum Charge
                                                                      $0.68 per $1,000 net amount at risk for a
                                                                      10-year-old female non-smoker in the first
                                                                      year
                                                                      Maximum Charge
                                                                      $239.08 per $1,000 net amount at risk for
                                                                      a 90-year-old male smoker in the first
                                                                      year
                                                                      Charge for a representative insured
                                                                      $14.26 per $1,000 net amount at risk for a
                                                                      65-year-old female non-smoker in the first
                                                                      year.
Mortality and Expense Risk        Monthly.                            -  Under Option 1:
Charge                                                                   0.90% (annualized) of Sub-Account Value
                                                                         in Policy Years 1-10 and 0.50%
                                                                         (annualized) for Policy Years 11 and
                                                                         beyond
                                                                      -  Under Option 2:
                                                                         0.65% (annualized) of Sub-Account Value
                                                                         in Policy Years 1-10 and 0.50%
                                                                         (annualized) for Policy Years 11 and
                                                                         beyond
Tax Expense Charge                Under Option 1:                     -  Under Option 1:
                                  Monthly.                               0.40% (annualized) of Account Value for
                                                                         Policy Years 1-10
                                  Under Option 2:                     -  Under Option 2:
                                  Receipt of Premium Payment.            4% of each premium payment in all
                                                                         Policy Years
Annual Maintenance Fee            On Policy Anniversary Date or       $30.00
                                  upon surrender of the policy.
Administrative Charge             Monthly.                            0.25% (annualized) of Sub-Account Value
Loan Interest Rate (4)            Monthly if you have taken a loan    6%
                                  on your policy.

(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY ANY OF THE FUNDS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              Minimum  Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
  (these are expenses that are deducted from Fund assets,
  including management fees, Rule 12b-1 distribution
  and/or service fees, and other expenses)                     0.43%    0.91%
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


ABOUT US


HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were orginally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05      AA     Financial strength
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS


Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)



HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP. (2)


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.


HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (3)



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.



HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.



(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.



(3) Hartford Small Company HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:
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10                                               HARTFORD LIFE INSURANCE COMPANY
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- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
     1        2.25%
-------------------------
     2        2.00%
-------------------------
     3        1.75%
-------------------------
     4        1.50%
-------------------------
     5        1.25%
-------------------------
     6        1.00%
-------------------------
     7        0.75%
-------------------------
     8        0.50%
-------------------------
     9        0.25%
-------------------------
    10+       0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2, and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.
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HARTFORD LIFE INSURANCE COMPANY                                               11
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The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.

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12                                               HARTFORD LIFE INSURANCE COMPANY
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Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule



X  Abusive Trading Policy and



X  Third Party Transfer Service Agreements.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Policy Anniversary, we reset your transfers to you are allowed 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer

HARTFORD LIFE INSURANCE COMPANY                                               13
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activity of each identified policy violates our written Abusive Transfer Policy.
We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:



- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:



- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

  Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.



Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

HARTFORD LIFE INSURANCE COMPANY                                               15
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- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."


HOW CONTRACTS ARE SOLD



The policies are sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD").



We pay compensation to broker-dealers for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the broker dealers. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.



Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.



These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.


PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such
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16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day proceeding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity
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18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations".

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by

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22                                               HARTFORD LIFE INSURANCE COMPANY
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the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy.

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In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

24                                               HARTFORD LIFE INSURANCE COMPANY
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OTHER MATTERS
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS


You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative, or call us at 1-800-231-5453.
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HARTFORD LIFE INSURANCE COMPANY                                               25
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

26                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK


If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE: -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to

HARTFORD LIFE INSURANCE COMPANY                                               27
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the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
DIRECTOR LIFE SERIES II
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         4
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------


Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.



The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.



We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.



The maximum sales commission payable to Hartford agents, independent registered brokers, and other registered broker-dealers is 7.0% of the initial and subsequent premiums.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her broker-dealer in

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

connection with the policy, depending on the agreement between your registered representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. You may ask your Sales Representative how he/she will personally be compensated for the transaction.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Five as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       3,147,036        1,279,403       1,486,963
                              ===========      ===========     ===========
    Cost.................     $71,224,937      $13,689,774     $61,505,557
                              ===========      ===========     ===========
    Market Value.........     $72,517,814      $15,279,743     $79,451,043
  Due from Hartford Life
   Insurance Company.....        --                  6,336        --
  Receivable from fund
   shares sold...........        --                --                1,896
  Other assets...........        --                --                   45
                              -----------      -----------     -----------
  Total Assets...........      72,517,814       15,286,079      79,452,984
                              -----------      -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                1,896
  Payable for fund shares
   purchased.............        --                  6,336        --
  Other liabilities......             153               13        --
                              -----------      -----------     -----------
  Total Liabilities......             153            6,349           1,896
                              -----------      -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $72,517,661      $15,279,730     $79,451,088
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL     HARTFORD
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS     DISCIPLINED
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND        EQUITY HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       1,744,972          334,255           98,292          266,798          164,149          210,233
                              ===========       ==========       ==========       ==========       ==========       ==========
    Cost.................     $29,066,601       $3,913,149       $1,262,346       $4,713,912       $1,216,211       $2,690,005
                              ===========       ==========       ==========       ==========       ==========       ==========
    Market Value.........     $36,340,074       $4,187,545       $1,663,001       $4,912,211       $  811,373       $2,526,242
  Due from Hartford Life
   Insurance Company.....        --                --               --               --               --               --
  Receivable from fund
   shares sold...........           3,085          --               --               --               --               --
  Other assets...........        --                --                     4          --                     9          --
                              -----------       ----------       ----------       ----------       ----------       ----------
  Total Assets...........      36,343,159        4,187,545        1,663,005        4,912,211          811,382        2,526,242
                              -----------       ----------       ----------       ----------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           3,085          --               --               --               --               --
  Payable for fund shares
   purchased.............        --                --               --               --               --               --
  Other liabilities......              46                6          --                    21          --                     3
                              -----------       ----------       ----------       ----------       ----------       ----------
  Total Liabilities......           3,131                6          --                    21          --                     3
                              -----------       ----------       ----------       ----------       ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $36,340,028       $4,187,539       $1,663,005       $4,912,190       $  811,382       $2,526,239
                              ===========       ==========       ==========       ==========       ==========       ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                             HARTFORD
                                                           INTERNATIONAL
                           HARTFORD HIGH   HARTFORD INDEX  OPPORTUNITIES
                           YIELD HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       331,444         576,329         877,829
                             ==========     ===========     ===========
    Cost.................    $3,230,758     $12,928,339     $11,573,585
                             ==========     ===========     ===========
    Market Value.........    $3,401,885     $18,538,877     $10,408,297
  Due from Hartford Life
   Insurance Company.....       --              --              --
  Receivable from fund
   shares sold...........         5,639         --                6,583
  Other assets...........       --              --                   47
                             ----------     -----------     -----------
  Total Assets...........     3,407,524      18,538,877      10,414,927
                             ----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         5,639         --                6,583
  Payable for fund shares
   purchased.............       --              --              --
  Other liabilities......       --                   38         --
                             ----------     -----------     -----------
  Total Liabilities......         5,639              38           6,583
                             ----------     -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,401,885     $18,538,839     $10,408,344
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK
                              HLS FUND      MARKET HLS FUND       FUND            FUND          HLS FUND     HIGH YIELD
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        595,097       15,137,215         355,928         431,759         852,099         161
                             ===========      ===========      ==========      ==========     ===========      ======
    Cost.................    $12,115,417      $15,137,215      $3,899,834      $6,687,820     $37,946,506      $1,530
                             ===========      ===========      ==========      ==========     ===========      ======
    Market Value.........    $17,027,560      $15,137,215      $4,166,884      $7,016,484     $38,961,466      $1,174
  Due from Hartford Life
   Insurance Company.....          1,484         --               --                2,955             428       --
  Receivable from fund
   shares sold...........       --               --               --              --              --            --
  Other assets...........             40               20         --              --                  188       --
                             -----------      -----------      ----------      ----------     -----------      ------
  Total Assets...........     17,029,084       15,137,235       4,166,884       7,019,439      38,962,082       1,174
                             -----------      -----------      ----------      ----------     -----------      ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --               --              --              --            --
  Payable for fund shares
   purchased.............          1,484         --               --                2,955             428       --
  Other liabilities......       --               --                     3              16         --            --
                             -----------      -----------      ----------      ----------     -----------      ------
  Total Liabilities......          1,484         --                     3           2,971             428       --
                             -----------      -----------      ----------      ----------     -----------      ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $17,027,600      $15,137,235      $4,166,881      $7,016,468     $38,961,654      $1,174
                             ===========      ===========      ==========      ==========     ===========      ======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           U.S. MID CAP    AMERICAN
                              VALUE      OPPORTUNITIES  BALANCED GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         89          2,575             856
                              ======        =======         =======
    Cost.................     $1,355        $53,249         $12,362
                              ======        =======         =======
    Market Value.........     $1,518        $38,979         $13,650
  Due from Hartford Life
   Insurance Company.....     --             --             --
  Receivable from fund
   shares sold...........     --             --             --
  Other assets...........     --             --             --
                              ------        -------         -------
  Total Assets...........      1,518         38,979          13,650
                              ------        -------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --             --
  Payable for fund shares
   purchased.............     --             --             --
  Other liabilities......     --             --             --
                              ------        -------         -------
  Total Liabilities......     --             --             --
                              ------        -------         -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,518        $38,979         $13,650
                              ======        =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________


                              CAPITAL     DEVELOPING
                           OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       1,107         2,644          1,048            7,125           2,477           88
                              =======       =======        =======         ========         =======       ======
    Cost.................     $21,391       $56,740        $10,224         $132,341         $35,246       $1,348
                              =======       =======        =======         ========         =======       ======
    Market Value.........     $10,575       $52,898        $ 8,050         $112,646         $37,880       $1,335
  Due from Hartford Life
   Insurance Company.....      --            --            --               --               --            --
  Receivable from fund
   shares sold...........      --            --            --               --               --            --
  Other assets...........      --            --            --               --               --            --
                              -------       -------        -------         --------         -------       ------
  Total Assets...........      10,575        52,898          8,050          112,646          37,880        1,335
                              -------       -------        -------         --------         -------       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --            --               --               --            --
  Payable for fund shares
   purchased.............      --            --            --               --               --            --
  Other liabilities......      --            --            --               --               --            --
                              -------       -------        -------         --------         -------       ------
  Total Liabilities......      --            --            --               --               --            --
                              -------       -------        -------         --------         -------       ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $10,575       $52,898        $ 8,050         $112,646         $37,880       $1,335
                              =======       =======        =======         ========         =======       ======

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES       S&P 500
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares.....     37,175         1,446          1,570
                             =======       =======        =======
    Cost.................    $37,175       $25,040        $30,019
                             =======       =======        =======
    Market Value.........    $37,175       $27,222        $38,398
  Due from Hartford Life
   Insurance Company.....     --            --            --
  Receivable from fund
   shares sold...........     --            --            --
  Other assets...........     --            --            --
                             -------       -------        -------
  Total Assets...........     37,175        27,222         38,398
                             -------       -------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            --            --
  Payable for fund shares
   purchased.............     --            --            --
  Other liabilities......     --            --            --
                             -------       -------        -------
  Total Liabilities......     --            --            --
                             -------       -------        -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $37,175       $27,222        $38,398
                             =======       =======        =======

(a) Formerly Morgan Stanley Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           PUTNAM AMERICAN    PUTNAM
                             GOVERNMENT     DIVERSIFIED   PUTNAM GLOBAL    PUTNAM GLOBAL  PUTNAM GROWTH  PUTNAM GROWTH
                               INCOME         INCOME     ASSET ALLOCATION     EQUITY       AND INCOME    OPPORTUNITIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ----------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        97,175        228,140          91,527         333,943         617,562        7,543
                             ==========     ==========      ==========      ==========     ===========      =======
    Cost.................    $1,150,972     $2,366,561      $1,471,944      $4,991,228     $13,278,855      $51,542
                             ==========     ==========      ==========      ==========     ===========      =======
    Market Value.........    $1,141,803     $2,114,860      $1,301,518      $3,446,296     $15,803,423      $35,602
  Due from Hartford Life
   Insurance Company.....       --              --            --               --              --            --
  Receivable from fund
   shares sold...........       --              --            --               --              --            --
  Other assets...........       --              --            --               --                    7       --
                             ----------     ----------      ----------      ----------     -----------      -------
  Total Assets...........     1,141,803      2,114,860       1,301,518       3,446,296      15,803,430       35,602
                             ----------     ----------      ----------      ----------     -----------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --            --               --              --            --
  Payable for fund shares
   purchased.............       --              --            --               --              --            --
  Other liabilities......       --              --            --               --              --            --
                             ----------     ----------      ----------      ----------     -----------      -------
  Total Liabilities......       --              --            --               --              --            --
                             ----------     ----------      ----------      ----------     -----------      -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $1,141,803     $2,114,860      $1,301,518      $3,446,296     $15,803,430      $35,602
                             ==========     ==========      ==========      ==========     ===========      =======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD     PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....      31,200        492,208       160,249
                             ========     ==========    ==========
    Cost.................    $341,866     $5,542,382    $2,068,355
                             ========     ==========    ==========
    Market Value.........    $368,157     $3,986,887    $2,076,833
  Due from Hartford Life
   Insurance Company.....      --             --           --
  Receivable from fund
   shares sold...........      --             --           --
  Other assets...........      --                  5       --
                             --------     ----------    ----------
  Total Assets...........     368,157      3,986,892     2,076,833
                             --------     ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --           --
  Payable for fund shares
   purchased.............      --             --           --
  Other liabilities......      --             --           --
                             --------     ----------    ----------
  Total Liabilities......      --             --           --
                             --------     ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $368,157     $3,986,892    $2,076,833
                             ========     ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                              PUTNAM
                           INTERNATIONAL     PUTNAM           PUTNAM
                            GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW                    PUTNAM MONEY   PUTNAM NEW
                              INCOME         EQUITY        OPPORTUNITIES    PUTNAM INVESTORS     MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  ----------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      37,903         60,932           15,110             70,208        4,026,196       309,329
                             ========       ========         ========           ========       ==========    ==========
    Cost.................    $454,482       $908,758         $160,882           $680,890       $4,026,196    $4,703,186
                             ========       ========         ========           ========       ==========    ==========
    Market Value.........    $514,342       $901,799         $189,325           $704,883       $4,026,196    $5,274,057
  Due from Hartford Life
   Insurance Company.....      --             --              --                 --               --            --
  Receivable from fund
   shares sold...........      --             --              --                 --               --            --
  Other assets...........      --             --              --                 --                    51       --
                             --------       --------         --------           --------       ----------    ----------
  Total Assets...........     514,342        901,799          189,325            704,883        4,026,247     5,274,057
                             --------       --------         --------           --------       ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --              --                 --               --            --
  Payable for fund shares
   purchased.............      --             --              --                 --               --            --
  Other liabilities......      --             --              --                 --               --            --
                             --------       --------         --------           --------       ----------    ----------
  Total Liabilities......      --             --              --                 --               --            --
                             --------       --------         --------           --------       ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $514,342       $901,799         $189,325           $704,883       $4,026,247    $5,274,057
                             ========       ========         ========           ========       ==========    ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           PUTNAM NEW    PUTNAM OTC &
                              VALUE     EMERGING GROWTH  PUTNAM RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      79,767        16,729           24,294
                           ==========      ========         ========
    Cost.................  $1,035,558      $259,914         $318,813
                           ==========      ========         ========
    Market Value.........  $1,310,575      $101,377         $277,925
  Due from Hartford Life
   Insurance Company.....      --           --               --
  Receivable from fund
   shares sold...........      --           --               --
  Other assets...........      --           --               --
                           ----------      --------         --------
  Total Assets...........   1,310,575       101,377          277,925
                           ----------      --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --               --
  Payable for fund shares
   purchased.............      --           --               --
  Other liabilities......      --           --               --
                           ----------      --------         --------
  Total Liabilities......      --           --               --
                           ----------      --------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $1,310,575      $101,377         $277,925
                           ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                           PUTNAM THE    PUTNAM UTILITIES
                           PUTNAM SMALL  GEORGE PUTNAM      GROWTH AND                                                GROWTH AND
                            CAP VALUE    FUND OF BOSTON       INCOME       PUTNAM VISTA  PUTNAM VOYAGER  ENTERPRISE     INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  --------------  ----------------  ------------  --------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....      28,277         75,958           120,208         47,785         269,537          62           74
                             ========       ========        ==========       ========      ==========      ======       ======
    Cost.................    $395,608       $773,547        $1,610,114       $778,394      $8,065,721      $1,298       $1,138
                             ========       ========        ==========       ========      ==========      ======       ======
    Market Value.........    $648,958       $881,872        $1,633,626       $601,136      $7,377,231      $  839       $1,430
  Due from Hartford Life
   Insurance Company.....      --            --               --               --             --            --           --
  Receivable from fund
   shares sold...........      --            --               --               --             --            --           --
  Other assets...........      --            --               --               --                   2       --           --
                             --------       --------        ----------       --------      ----------      ------       ------
  Total Assets...........     648,958        881,872         1,633,626        601,136       7,377,233         839        1,430
                             --------       --------        ----------       --------      ----------      ------       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --               --                    1         --            --           --
  Payable for fund shares
   purchased.............      --            --               --               --             --            --           --
  Other liabilities......      --            --               --               --             --            --           --
                             --------       --------        ----------       --------      ----------      ------       ------
  Total Liabilities......      --            --               --                    1         --            --           --
                             --------       --------        ----------       --------      ----------      ------       ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $648,958       $881,872        $1,633,626       $601,135      $7,377,233      $  839       $1,430
                             ========       ========        ==========       ========      ==========      ======       ======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                     UNITS OWNED BY                    CONTRACT
                                      PARTICIPANTS   UNIT PRICE #      LIABILITY
                                     --------------  ------------  -----------------
VARIABLE LIFE CONTRACTS:
Hartford Advisers HLS Fund.........     28,332,236    $ 2.559546   $      72,517,661
Hartford Bond HLS Fund.............      6,988,681      2.186354          15,279,730
Hartford Capital Appreciation HLS
 Fund..............................     18,160,767      4.374875          79,451,088
Hartford Dividend and Growth HLS
 Fund..............................     10,356,453      3.508926          36,340,028
Hartford Global Advisers HLS
 Fund..............................      1,998,198      2.095658           4,187,539
Hartford Global Health HLS Fund....        887,576      1.873649           1,663,005
Hartford Global Leaders HLS Fund...      2,456,674      1.999529           4,912,190
Hartford Global Technology HLS
 Fund..............................      1,669,725      0.485938             811,382
Hartford Disciplined Equity HLS
 Fund..............................      1,972,756      1.280563           2,526,239
Hartford High Yield HLS Fund.......      2,448,834      1.389186           3,401,885
Hartford Index HLS Fund............      6,267,786      2.957797          18,538,839
Hartford International
 Opportunities HLS Fund............      5,755,140      1.808530          10,408,344
Hartford MidCap HLS Fund...........      5,129,339      3.319648          17,027,600
Hartford Money Market HLS Fund.....     10,302,843      1.469229          15,137,235
Hartford Mortgage Securities HLS
 Fund..............................      2,115,606      1.969592           4,166,881
Hartford Small Company HLS Fund....      3,611,488      1.942819           7,016,468
Hartford Stock HLS Fund............     13,803,678      2.822556          38,961,654
High Yield.........................            100     11.736908               1,174
U.S. Mid Cap Value.................            100     15.186086               1,518
American Opportunities.............          2,194     17.767675              38,979
Balanced Growth....................            812     16.806732              13,650
Capital Opportunities..............            979     10.806107              10,575
Developing Growth..................          2,867     18.448628              52,898
Flexible Income....................            613     13.129524               8,050
Dividend Growth....................          7,414     15.193110             112,646
Global Equity......................          2,615     14.483351              37,880
Growth.............................            100     13.344982               1,335
Money Market.......................         27,245      1.288328              35,101
Money Market.......................            100     13.029341               1,303
Money Market.......................            100      7.712911                 771
Utilities..........................          1,443     18.868919              27,222
Equally-Weighted S&P 500...........          1,783     21.530181              38,398
Putnam American Government
 Income............................         85,986     13.278935           1,141,803
Putnam Diversified Income..........        103,556     20.422440           2,114,860
Putnam Global Asset Allocation.....         58,293     22.327141           1,301,518
Putnam Global Equity...............        181,085     19.031328           3,446,296
Putnam Growth and Income...........        559,700     28.235522          15,803,430
Putnam Growth Opportunities........          8,015      4.441887              35,602
Putnam Health Sciences.............         30,728     11.981057             368,157
Putnam High Yield..................        196,712     20.267647           3,986,892
Putnam Income......................        106,126     19.569485           2,076,833
Putnam International Growth and
 Income............................         26,664     19.289415             514,342
Putnam International Equity........         45,770     19.702832             901,799
Putnam International New
 Opportunities.....................         14,006     13.517211             189,325
Putnam Investors...................         69,547     10.135402             704,883
Putnam Money Market................      2,752,177      1.462932           4,026,247
Putnam New Opportunities...........        239,303     22.039208           5,274,057

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                     UNITS OWNED BY                    CONTRACT
                                      PARTICIPANTS   UNIT PRICE #      LIABILITY
                                     --------------  ------------  -----------------
Putnam New Value...................         63,362    $20.683788   $       1,310,575
Putnam OTC & Emerging Growth.......         16,556      6.123350             101,377
Putnam Research....................         20,593     13.496215             277,925
Putnam Small Cap Value.............         25,430     25.518994             648,958
Putnam The George Putnam Fund of
 Boston............................         66,516     13.257959             881,872
Putnam Utilities Growth and
 Income............................         69,782     23.410550           1,633,626
Putnam Vista.......................         37,809     15.899186             601,135
Putnam Voyager.....................        293,540     25.131933           7,377,233
Enterprise.........................            100      8.385322                 839
Growth and Income..................            100     14.294427               1,430
                                      ------------    ----------   -----------------
GRAND TOTAL........................                                $     387,450,282
                                                                   =================

  #  Rounded Unit Values.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          HARTFORD
                             HARTFORD                     CAPITAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION
                               FUND        HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 1,497,771     $ 723,572    $   245,172
                           -----------     ---------    -----------
CAPITAL GAINS INCOME.....      --            398,944        --
                           -----------     ---------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,202,001)      179,057        293,806
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    2,343,618      (602,307)    12,452,709
                           -----------     ---------    -----------
    Net gain (loss) on
     investments.........    1,141,617      (423,250)    12,746,515
                           -----------     ---------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 2,639,388     $ 699,266    $12,991,687
                           ===========     =========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD                                                                         HARTFORD
                           DIVIDEND AND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            GROWTH HLS    ADVISERS HLS      HEALTH HLS       LEADERS HLS      TECHNOLOGY     EQUITY HLS
                               FUND           FUND             FUND             FUND           HLS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  ---------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  461,161      $    712         $  1,096         $ 24,329         $--            $ 26,438
                            ----------      --------         --------         --------         --------       --------
CAPITAL GAINS INCOME.....      --            --                59,376          --               --              --
                            ----------      --------         --------         --------         --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       32,904           998           23,959          (25,141)         (66,294)         3,331
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    3,529,657       466,482          100,859          703,178            5,135        164,242
                            ----------      --------         --------         --------         --------       --------
    Net gain (loss) on
     investments.........    3,562,561       467,480          124,818          678,037          (61,159)       167,573
                            ----------      --------         --------         --------         --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $4,023,722      $468,192         $185,290         $702,366         $(61,159)      $194,011
                            ==========      ========         ========         ========         ========       ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             HARTFORD
                                                           INTERNATIONAL
                           HARTFORD HIGH   HARTFORD INDEX  OPPORTUNITIES
                           YIELD HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 97,732       $  227,398     $   68,074
                              --------       ----------     ----------
CAPITAL GAINS INCOME.....      --                61,316        --
                              --------       ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       26,346           (1,124)        (4,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       41,556        1,496,463      1,526,318
                              --------       ----------     ----------
    Net gain (loss) on
     investments.........       67,902        1,495,339      1,521,834
                              --------       ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $165,634       $1,784,053     $1,589,908
                              ========       ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                         HARTFORD
                            HARTFORD    HARTFORD MONEY   MORTGAGE    HARTFORD SMALL
                           MIDCAP HLS     MARKET HLS    SECURITIES    COMPANY HLS    HARTFORD STOCK
                              FUND           FUND        HLS FUND         FUND          HLS FUND     HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  --------------  -----------  --------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   41,331      $155,877      $214,369       $--           $   416,133       $ 68
                           ----------      --------      --------       --------      -----------       ----
CAPITAL GAINS INCOME.....      --           --              7,896        --               --           --
                           ----------      --------      --------       --------      -----------       ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      18,658       --             26,037        138,887       (1,422,956)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......   2,305,141       --            (65,784)       672,090        2,555,565         34
                           ----------      --------      --------       --------      -----------       ----
    Net gain (loss) on
     investments.........   2,323,799       --            (39,747)       810,977        1,132,609         34
                           ----------      --------      --------       --------      -----------       ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $2,365,130      $155,877      $182,518       $810,977      $ 1,548,742       $102
                           ==========      ========      ========       ========      ===========       ====

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           U.S. MID CAP     AMERICAN      BALANCED
                               VALUE      OPPORTUNITIES    GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ --            $  130        $  295
                             ---------       ------        ------
CAPITAL GAINS INCOME.....      --            --             --
                             ---------       ------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               (38)            6
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          193        2,894         1,052
                             ---------       ------        ------
    Net gain (loss) on
     investments.........          193        2,856         1,058
                             ---------       ------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $     193       $2,986        $1,353
                             =========       ======        ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________


                              CAPITAL     DEVELOPING    FLEXIBLE     DIVIDEND
                           OPPORTUNITIES    GROWTH       INCOME       GROWTH     GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -----------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $--           $--           $ 643       $1,701        $   88          $ 3
                              ------        ------        -----       ------        ------          ---
CAPITAL GAINS INCOME.....     --             --           --           --           --            --
                              ------        ------        -----       ------        ------          ---
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (425)          (20)           1          107            16        --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      2,390         9,737         (113)       6,851         2,759           92
                              ------        ------        -----       ------        ------          ---
    Net gain (loss) on
     investments.........      1,965         9,717         (112)       6,958         2,775           92
                              ------        ------        -----       ------        ------          ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,965        $9,717        $ 531       $8,659        $2,863          $95
                              ======        ======        =====       ======        ======          ===

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES       S&P 500
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............      $321        $  537          $  282
                               ----        ------          ------
CAPITAL GAINS INCOME.....     --            --            --
                               ----        ------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --               18             107
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     --            4,830           5,124
                               ----        ------          ------
    Net gain (loss) on
     investments.........     --            4,848           5,231
                               ----        ------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $321        $5,385          $5,513
                               ====        ======          ======

(a) Formerly Morgan Stanley Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM     PUTNAM GLOBAL                   PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED      ASSET      PUTNAM GLOBAL  GROWTH AND      GROWTH
                             INCOME       INCOME      ALLOCATION       EQUITY        INCOME     OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 52,119     $181,783      $ 45,036       $  77,257    $  278,249      $    37
                            --------     --------      --------       ---------    ----------      -------
CAPITAL GAINS INCOME.....     19,526       --            --             --             --           --
                            --------     --------      --------       ---------    ----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (10,615)       1,411       (70,839)       (251,518)       24,914        6,949
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    (31,123)       3,047       144,753         605,405     1,374,109       (4,142)
                            --------     --------      --------       ---------    ----------      -------
    Net gain (loss) on
     investments.........    (41,738)       4,458        73,914         353,887     1,399,023        2,807
                            --------     --------      --------       ---------    ----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 29,907     $186,241      $118,950       $ 431,144    $1,677,272      $ 2,844
                            ========     ========      ========       =========    ==========      =======

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD     PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 1,355      $336,761       $85,843
                              -------      --------       -------
CAPITAL GAINS INCOME.....      --            --            --
                              -------      --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         838        58,180        18,432
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      23,298        14,547        (6,237)
                              -------      --------       -------
    Net gain (loss) on
     investments.........      24,136        72,727        12,195
                              -------      --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $25,491      $409,488       $98,038
                              =======      ========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              PUTNAM                        PUTNAM
                           INTERNATIONAL     PUTNAM      INTERNATIONAL
                            GROWTH AND    INTERNATIONAL       NEW         PUTNAM     PUTNAM MONEY   PUTNAM NEW
                              INCOME         EQUITY      OPPORTUNITIES   INVESTORS      MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 7,896       $ 14,450        $ 2,829       $ 4,543      $42,217       $ --
                              -------       --------        -------       -------      -------       --------
CAPITAL GAINS INCOME.....      --             --             --            --           --             --
                              -------       --------        -------       -------      -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       7,312         26,768          2,515         8,949       --            (48,013)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      82,622         84,293         16,008        70,091       --            558,798
                              -------       --------        -------       -------      -------       --------
    Net gain (loss) on
     investments.........      89,934        111,061         18,523        79,040       --            510,785
                              -------       --------        -------       -------      -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $97,830       $125,511        $21,352       $83,583      $42,217       $510,785
                              =======       ========        =======       =======      =======       ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                         PUTNAM OTC &
                           PUTNAM NEW      EMERGING        PUTNAM
                              VALUE         GROWTH        RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 10,889       $--             $   461
                            --------       --------        -------
CAPITAL GAINS INCOME.....     --            --              --
                            --------       --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      3,608        (57,609)        (6,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    158,434         66,031         24,991
                            --------       --------        -------
    Net gain (loss) on
     investments.........    162,042          8,422         18,279
                            --------       --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $172,931       $  8,422        $18,740
                            ========       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                           PUTNAM THE         PUTNAM
                           PUTNAM SMALL  GEORGE PUTNAM   UTILITIES GROWTH                  PUTNAM                  GROWTH AND
                            CAP VALUE    FUND OF BOSTON     AND INCOME     PUTNAM VISTA    VOYAGER    ENTERPRISE     INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  --------------  ----------------  ------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  3,181       $18,975          $ 35,084       $  --         $  36,623       $ 3         $ 13
                             --------       -------          --------       ---------     ---------       ---         ----
CAPITAL GAINS INCOME.....      --            --               --               --            --         --           --
                             --------       -------          --------       ---------     ---------       ---         ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      10,664         6,875            (1,660)       (148,173)     (295,817)    --           --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     131,366        49,024           261,515         257,940       639,926        30          167
                             --------       -------          --------       ---------     ---------       ---         ----
    Net gain (loss) on
     investments.........     142,030        55,899           259,855         109,767       344,109        30          167
                             --------       -------          --------       ---------     ---------       ---         ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $145,211       $74,874          $294,939       $ 109,767     $ 380,732       $33         $180
                             ========       =======          ========       =========     =========       ===         ====

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          HARTFORD
                             HARTFORD                     CAPITAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION
                               FUND        HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,497,771    $   723,572   $   245,172
  Capital gains income...      --             398,944       --
  Net realized gain
   (loss) on security
   transactions..........   (1,202,001)       179,057       293,806
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,343,618       (602,307)   12,452,709
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,639,388        699,266    12,991,687
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        1,016        --              1,015
  Net transfers..........   (1,895,890)    (1,150,659)      672,169
  Surrenders for benefit
   payments and fees.....   (2,910,214)      (684,098)   (3,103,386)
  Net loan activity......     (203,944)       (22,706)     (343,850)
  Cost of insurance......   (1,750,202)      (379,123)   (1,692,436)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,759,234)    (2,236,586)   (4,466,488)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........   (4,119,846)    (1,537,320)    8,525,199
NET ASSETS:
  Beginning of year......   76,637,507     16,817,050    70,925,889
                           -----------    -----------   -----------
  End of year............  $72,517,661    $15,279,730   $79,451,088
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD                                                                         HARTFORD
                           DIVIDEND AND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            GROWTH HLS    ADVISERS HLS      HEALTH HLS       LEADERS HLS      TECHNOLOGY     EQUITY HLS
                               FUND           FUND             FUND             FUND           HLS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ---------------  ---------------  ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   461,161     $      712       $    1,096       $   24,329       $  --          $   26,438
  Capital gains income...      --             --                59,376          --               --              --
  Net realized gain
   (loss) on security
   transactions..........       32,904            998           23,959          (25,141)         (66,294)         3,331
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    3,529,657        466,482          100,859          703,178            5,135        164,242
                           -----------     ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,023,722        468,192          185,290          702,366          (61,159)       194,011
                           -----------     ----------       ----------       ----------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --               --               --               --              --
  Net transfers..........      674,761        312,028         (120,416)         593,031         (309,076)        25,864
  Surrenders for benefit
   payments and fees.....   (1,143,972)       (54,943)        (132,415)        (104,750)         (37,157)       (41,704)
  Net loan activity......     (113,132)       (23,331)          (3,964)           8,290          (17,977)       (11,023)
  Cost of insurance......     (797,533)       (90,502)         (39,249)        (100,269)         (23,064)       (56,579)
                           -----------     ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,379,876)       143,252         (296,044)         396,302         (387,274)       (83,442)
                           -----------     ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets.........    2,643,846        611,444         (110,754)       1,098,668         (448,433)       110,569
NET ASSETS:
  Beginning of year......   33,696,182      3,576,095        1,773,759        3,813,522        1,259,815      2,415,670
                           -----------     ----------       ----------       ----------       ----------     ----------
  End of year............  $36,340,028     $4,187,539       $1,663,005       $4,912,190       $  811,382     $2,526,239
                           ===========     ==========       ==========       ==========       ==========     ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             HARTFORD
                                                           INTERNATIONAL
                           HARTFORD HIGH   HARTFORD INDEX  OPPORTUNITIES
                           YIELD HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   97,732     $   227,398     $    68,074
  Capital gains income...       --               61,316         --
  Net realized gain
   (loss) on security
   transactions..........        26,346          (1,124)         (4,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        41,556       1,496,463       1,526,318
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       165,634       1,784,053       1,589,908
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --
  Net transfers..........     1,230,969        (223,277)        500,034
  Surrenders for benefit
   payments and fees.....      (105,865)       (543,842)       (282,038)
  Net loan activity......        (4,420)        (80,237)         (6,680)
  Cost of insurance......       (52,300)       (440,599)       (216,920)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,068,384      (1,287,955)         (5,604)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     1,234,018         496,098       1,584,304
NET ASSETS:
  Beginning of year......     2,167,867      18,042,741       8,824,040
                             ----------     -----------     -----------
  End of year............    $3,401,885     $18,538,839     $10,408,344
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                           HARTFORD
                            HARTFORD    HARTFORD MONEY     MORTGAGE     HARTFORD SMALL
                           MIDCAP HLS     MARKET HLS    SECURITIES HLS   COMPANY HLS    HARTFORD STOCK
                              FUND           FUND            FUND            FUND          HLS FUND     HIGH YIELD
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  --------------  --------------  --------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $    41,331   $   155,877     $   214,369     $   --          $   416,133      $   68
  Capital gains income...      --            --                7,896         --              --            --
  Net realized gain
   (loss) on security
   transactions..........       18,658       --               26,037         138,887      (1,422,956)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,305,141       --              (65,784)        672,090       2,555,565          34
                           -----------   -----------     -----------     -----------     -----------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,365,130       155,877         182,518         810,977       1,548,742         102
                           -----------   -----------     -----------     -----------     -----------      ------
UNIT TRANSACTIONS:
  Purchases..............          315       --              --              --              --            --
  Net transfers..........     (103,299)    3,330,143        (816,291)     (1,092,949)     (1,627,142)      --
  Surrenders for benefit
   payments and fees.....     (502,773)   (6,329,745)       (401,396)       (230,157)     (1,317,352)      --
  Net loan activity......      (67,541)     (259,728)         10,168         (56,367)        (59,382)      --
  Cost of insurance......     (376,257)     (393,152)       (107,280)       (175,642)       (933,816)      --
                           -----------   -----------     -----------     -----------     -----------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,049,555)   (3,652,482)     (1,314,799)     (1,555,115)     (3,937,692)      --
                           -----------   -----------     -----------     -----------     -----------      ------
  Net increase (decrease)
   in net assets.........    1,315,575    (3,496,605)     (1,132,281)       (744,138)     (2,388,950)        102
NET ASSETS:
  Beginning of year......   15,712,025    18,633,840       5,299,162       7,760,606      41,350,604       1,072
                           -----------   -----------     -----------     -----------     -----------      ------
  End of year............  $17,027,600   $15,137,235     $ 4,166,881     $ 7,016,468     $38,961,654      $1,174
                           ===========   ===========     ===========     ===========     ===========      ======

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           U.S. MID CAP    AMERICAN      BALANCED
                              VALUE      OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $--           $   130       $   295
  Capital gains income...     --             --            --
  Net realized gain
   (loss) on security
   transactions..........     --                (38)            6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        193          2,894         1,052
                              ------        -------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        193          2,986         1,353
                              ------        -------       -------
UNIT TRANSACTIONS:
  Purchases..............     --             --            --
  Net transfers..........     --             --            --
  Surrenders for benefit
   payments and fees.....     --                (29)          (12)
  Net loan activity......     --             --            --
  Cost of insurance......     --               (879)         (302)
                              ------        -------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     --               (908)         (314)
                              ------        -------       -------
  Net increase (decrease)
   in net assets.........        193          2,078         1,039
NET ASSETS:
  Beginning of year......      1,325         36,901        12,611
                              ------        -------       -------
  End of year............     $1,518        $38,979       $13,650
                              ======        =======       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________


                              CAPITAL     DEVELOPING    FLEXIBLE     DIVIDEND
                           OPPORTUNITIES    GROWTH       INCOME       GROWTH     GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $--           $--          $  643      $  1,701       $    88       $    3
  Capital gains income...      --            --           --           --            --            --
  Net realized gain
   (loss) on security
   transactions..........        (425)          (20)          1           107            16        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,390         9,737        (113)        6,851         2,759           92
                              -------       -------      ------      --------       -------       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,965         9,717         531         8,659         2,863           95
                              -------       -------      ------      --------       -------       ------
UNIT TRANSACTIONS:
  Purchases..............      --            --           --           --            --            --
  Net transfers..........      --            --           --           --            --            --
  Surrenders for benefit
   payments and fees.....          (4)          (14)         (9)          (54)          (24)       --
  Net loan activity......      --            --           --           --            --            --
  Cost of insurance......        (222)       (1,114)       (183)       (2,557)         (900)       --
                              -------       -------      ------      --------       -------       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (226)       (1,128)       (192)       (2,611)         (924)       --
                              -------       -------      ------      --------       -------       ------
  Net increase (decrease)
   in net assets.........       1,739         8,589         339         6,048         1,939           95
NET ASSETS:
  Beginning of year......       8,836        44,309       7,711       106,598        35,941        1,240
                              -------       -------      ------      --------       -------       ------
  End of year............     $10,575       $52,898      $8,050      $112,646       $37,880       $1,335
                              =======       =======      ======      ========       =======       ======

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES       S&P 500
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   321       $   537        $   282
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........     --                18            107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --             4,830          5,124
                             -------       -------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        321         5,385          5,513
                             -------       -------        -------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --
  Net transfers..........     --            --            --
  Surrenders for benefit
   payments and fees.....        (30)       --                 (6)
  Net loan activity......     --            --            --
  Cost of insurance......       (832)         (559)          (817)
                             -------       -------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (862)         (559)          (823)
                             -------       -------        -------
  Net increase (decrease)
   in net assets.........       (541)        4,826          4,690
NET ASSETS:
  Beginning of year......     37,716        22,396         33,708
                             -------       -------        -------
  End of year............    $37,175       $27,222        $38,398
                             =======       =======        =======

(a) Formerly Morgan Stanley Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM     PUTNAM GLOBAL                    PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED      ASSET      PUTNAM GLOBAL   GROWTH AND      GROWTH
                             INCOME       INCOME      ALLOCATION       EQUITY         INCOME     OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   52,119   $  181,783    $   45,036     $   77,257    $   278,249     $     37
  Capital gains income...      19,526       --           --             --             --            --
  Net realized gain
   (loss) on security
   transactions..........     (10,615)       1,411       (70,839)      (251,518)        24,914        6,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (31,123)       3,047       144,753        605,405      1,374,109       (4,142)
                           ----------   ----------    ----------     ----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      29,907      186,241       118,950        431,144      1,677,272        2,844
                           ----------   ----------    ----------     ----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --                60             40        --            --
  Net transfers..........    (117,399)     228,871       (96,327)       (92,070)        26,352      (57,604)
  Surrenders for benefit
   payments and fees.....     (22,437)    (123,340)     (165,407)      (229,518)      (967,028)         (43)
  Net loan activity......      --           --               857        (13,758)      (109,980)      --
  Cost of insurance......     (36,309)     (52,705)      (34,616)       (84,214)      (385,824)        (895)
                           ----------   ----------    ----------     ----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (176,145)      52,826      (295,433)      (419,520)    (1,436,480)     (58,542)
                           ----------   ----------    ----------     ----------    -----------     --------
  Net increase (decrease)
   in net assets.........    (146,238)     239,067      (176,483)        11,624        240,792      (55,698)
NET ASSETS:
  Beginning of year......   1,288,041    1,875,793     1,478,001      3,434,672     15,562,638       91,300
                           ----------   ----------    ----------     ----------    -----------     --------
  End of year............  $1,141,803   $2,114,860    $1,301,518     $3,446,296    $15,803,430     $ 35,602
                           ==========   ==========    ==========     ==========    ===========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           PUTNAM HEALTH  PUTNAM HIGH    PUTNAM
                             SCIENCES        YIELD       INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  1,355     $  336,761   $   85,843
  Capital gains income...      --             --           --
  Net realized gain
   (loss) on security
   transactions..........         838         58,180       18,432
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      23,298         14,547       (6,237)
                             --------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      25,491        409,488       98,038
                             --------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --           --
  Net transfers..........      12,246       (216,074)    (260,649)
  Surrenders for benefit
   payments and fees.....        (984)      (276,405)    (186,481)
  Net loan activity......      (1,280)       (19,747)      10,965
  Cost of insurance......      (8,874)      (103,662)     (56,716)
                             --------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,108       (615,888)    (492,881)
                             --------     ----------   ----------
  Net increase (decrease)
   in net assets.........      26,599       (206,400)    (394,843)
NET ASSETS:
  Beginning of year......     341,558      4,193,292    2,471,676
                             --------     ----------   ----------
  End of year............    $368,157     $3,986,892   $2,076,833
                             ========     ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                              PUTNAM                        PUTNAM
                           INTERNATIONAL     PUTNAM      INTERNATIONAL
                            GROWTH AND    INTERNATIONAL       NEW         PUTNAM     PUTNAM MONEY   PUTNAM NEW
                              INCOME         EQUITY      OPPORTUNITIES   INVESTORS      MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  7,896       $ 14,450       $  2,829      $  4,543    $    42,217    $  --
  Capital gains income...      --             --             --            --            --            --
  Net realized gain
   (loss) on security
   transactions..........       7,312         26,768          2,515         8,949        --            (48,013)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      82,622         84,293         16,008        70,091        --            558,798
                             --------       --------       --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      97,830        125,511         21,352        83,583         42,217       510,785
                             --------       --------       --------      --------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --                 60         --            --            --                 40
  Net transfers..........      31,310        (14,216)       (56,139)      (41,972)     1,067,470      (164,563)
  Surrenders for benefit
   payments and fees.....     (37,134)       (49,113)        (1,318)       (7,611)    (1,893,437)     (263,935)
  Net loan activity......      35,178         (3,960)        (4,401)      (13,013)        11,991        (7,093)
  Cost of insurance......     (12,919)       (20,710)        (5,260)      (17,220)      (112,433)     (131,185)
                             --------       --------       --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,435        (87,939)       (67,118)      (79,816)      (926,409)     (566,736)
                             --------       --------       --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets.........     114,265         37,572        (45,766)        3,767       (884,192)      (55,951)
NET ASSETS:
  Beginning of year......     400,077        864,227        235,091       701,116      4,910,439     5,330,008
                             --------       --------       --------      --------    -----------    ----------
  End of year............    $514,342       $901,799       $189,325      $704,883    $ 4,026,247    $5,274,057
                             ========       ========       ========      ========    ===========    ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                         PUTNAM OTC &
                           PUTNAM NEW      EMERGING        PUTNAM
                              VALUE         GROWTH        RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   10,889      $--            $    461
  Capital gains income...      --           --              --
  Net realized gain
   (loss) on security
   transactions..........       3,608       (57,609)        (6,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     158,434        66,031         24,991
                           ----------      --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     172,931         8,422         18,740
                           ----------      --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --           --              --
  Net transfers..........     177,624       (32,349)       (24,650)
  Surrenders for benefit
   payments and fees.....     (56,826)         (408)          (154)
  Net loan activity......      (1,357)       (2,209)        (2,650)
  Cost of insurance......     (27,201)       (2,681)        (6,685)
                           ----------      --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      92,240       (37,647)       (34,139)
                           ----------      --------       --------
  Net increase (decrease)
   in net assets.........     265,171       (29,225)       (15,399)
NET ASSETS:
  Beginning of year......   1,045,404       130,602        293,324
                           ----------      --------       --------
  End of year............  $1,310,575      $101,377       $277,925
                           ==========      ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                         PUTNAM THE
                                           GEORGE          PUTNAM
                           PUTNAM SMALL  PUTNAM FUND  UTILITIES GROWTH                   PUTNAM                  GROWTH AND
                            CAP VALUE     OF BOSTON      AND INCOME     PUTNAM VISTA    VOYAGER     ENTERPRISE     INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  ----------------  ------------  ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  3,181     $ 18,975       $   35,084      $  --        $    36,623      $  3        $   13
  Capital gains income...      --           --             --               --            --          --            --
  Net realized gain
   (loss) on security
   transactions..........      10,664        6,875           (1,660)      (148,173)      (295,817)    --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     131,366       49,024          261,515        257,940        639,926        30           167
                             --------     --------       ----------      ---------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     145,211       74,874          294,939        109,767        380,732        33           180
                             --------     --------       ----------      ---------    -----------      ----        ------
UNIT TRANSACTIONS:
  Purchases..............      --           --             --               --            --          --            --
  Net transfers..........      54,469       79,190           27,868       (163,935)      (490,386)    --            --
  Surrenders for benefit
   payments and fees.....     (42,792)     (89,289)         (49,508)       (32,173)      (649,159)    --            --
  Net loan activity......      (2,690)     (34,989)          27,640         --            (17,075)    --            --
  Cost of insurance......     (16,068)     (22,215)         (38,635)       (15,931)      (195,571)    --            --
                             --------     --------       ----------      ---------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (7,081)     (67,303)         (32,635)      (212,039)    (1,352,191)    --            --
                             --------     --------       ----------      ---------    -----------      ----        ------
  Net increase (decrease)
   in net assets.........     138,130        7,571          262,304       (102,272)      (971,459)       33           180
NET ASSETS:
  Beginning of year......     510,828      874,301        1,371,322        703,407      8,348,692       806         1,250
                             --------     --------       ----------      ---------    -----------      ----        ------
  End of year............    $648,958     $881,872       $1,633,626      $ 601,135    $ 7,377,233      $839        $1,430
                             ========     ========       ==========      =========    ===========      ====        ======

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          HARTFORD
                             HARTFORD                     CAPITAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION
                               FUND        HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,746,058    $   853,232   $   351,450
  Capital gains income...      --              98,751       --
  Net realized gain
   (loss) on security
   transactions..........   (1,361,813)        95,992    (1,531,349)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   11,827,018        379,640    22,639,981
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   12,211,263      1,427,615    21,460,082
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............            8        --                 35
  Net transfers..........   (1,615,855)    (1,545,691)   (1,691,056)
  Surrenders for benefit
   payments and fees.....   (2,456,256)      (942,768)   (3,074,606)
  Net loan activity......     (155,603)      (139,471)      (61,365)
  Cost of insurance......   (1,713,188)      (467,686)   (1,405,552)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,940,894)    (3,095,616)   (6,232,544)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........    6,270,369     (1,668,001)   15,227,538
NET ASSETS:
  Beginning of year......   70,367,138     18,485,051    55,698,351
                           -----------    -----------   -----------
  End of year............  $76,637,507    $16,817,050   $70,925,889
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                             HARTFORD                                                                             HARTFORD
                           DIVIDEND AND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL     DISCIPLINED
                            GROWTH HLS    ADVISERS HLS      HEALTH HLS       LEADERS HLS      TECHNOLOGY         EQUITY HLS
                               FUND           FUND             FUND             FUND           HLS FUND             FUND
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ------------  ---------------  ---------------  ---------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................  $   436,710     $   25,702       $    1,945       $   13,041       $  --              $   24,785
  Capital gains income...      181,890        --                20,863          --               --                --
  Net realized gain
   (loss) on security
   transactions..........     (187,940)       (20,837)         (14,881)        (100,160)          31,296             (5,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    6,718,483        636,098          406,953          976,801          234,334            470,311
                           -----------     ----------       ----------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    7,149,143        640,963          414,880          889,682          265,630            489,431
                           -----------     ----------       ----------       ----------       ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --               --               --               --                --
  Net transfers..........      191,984        183,872          (69,353)         527,794          651,970            437,700
  Surrenders for benefit
   payments and fees.....     (832,540)       (47,723)         (34,739)         (94,844)         (16,981)           (67,519)
  Net loan activity......        6,699         (6,956)         (11,434)           6,680            5,429             (2,594)
  Cost of insurance......     (695,051)       (73,678)         (34,412)         (67,864)         (15,712)           (44,363)
                           -----------     ----------       ----------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,328,908)        55,515         (149,938)         371,766          624,706            323,224
                           -----------     ----------       ----------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets.........    5,820,235        696,478          264,942        1,261,448          890,336            812,655
NET ASSETS:
  Beginning of year......   27,875,947      2,879,617        1,508,817        2,552,074          369,479          1,603,015
                           -----------     ----------       ----------       ----------       ----------         ----------
  End of year............  $33,696,182     $3,576,095       $1,773,759       $3,813,522       $1,259,815         $2,415,670
                           ===========     ==========       ==========       ==========       ==========         ==========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             HARTFORD
                                                           INTERNATIONAL
                           HARTFORD HIGH   HARTFORD INDEX  OPPORTUNITIES
                           YIELD HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------
OPERATIONS:
  Net investment
   income................    $   58,520     $   220,840     $   70,932
  Capital gains income...       --               49,951        --
  Net realized gain
   (loss) on security
   transactions..........        18,337        (261,594)      (497,586)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       255,419       4,009,536      2,669,375
                             ----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       332,276       4,018,733      2,242,721
                             ----------     -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       --                   18              6
  Net transfers..........     1,048,890        (163,910)       (78,483)
  Surrenders for benefit
   payments and fees.....       (20,127)       (471,273)      (487,196)
  Net loan activity......       (33,752)        (65,454)          (231)
  Cost of insurance......       (39,368)       (395,239)      (181,052)
                             ----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       955,643      (1,095,858)      (746,956)
                             ----------     -----------     ----------
  Net increase (decrease)
   in net assets.........     1,287,919       2,922,875      1,495,765
NET ASSETS:
  Beginning of year......       879,948      15,119,866      7,328,275
                             ----------     -----------     ----------
  End of year............    $2,167,867     $18,042,741     $8,824,040
                             ==========     ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                            HARTFORD
                             HARTFORD    HARTFORD MONEY     MORTGAGE     HARTFORD SMALL
                            MIDCAP HLS     MARKET HLS    SECURITIES HLS   COMPANY HLS    HARTFORD STOCK
                               FUND           FUND            FUND            FUND          HLS FUND     HIGH YIELD
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  --------------  --------------  --------------  -----------
OPERATIONS:
  Net investment
   income................  $    32,574    $   178,384     $   204,587      $  --          $   440,753      $--
  Capital gains income...      --             --               31,686         --              --            --
  Net realized gain
   (loss) on security
   transactions..........      (15,357)       --              (12,484)        (19,735)     (2,010,307)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,091,512        --              (90,028)      2,354,294      10,416,384         219
                           -----------    -----------     -----------      ----------     -----------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,108,729        178,384         133,761       2,334,559       8,846,830         219
                           -----------    -----------     -----------      ----------     -----------      ------
UNIT TRANSACTIONS:
  Purchases..............          315         10,390         --                    6              17       --
  Net transfers..........    1,221,138        458,277        (526,671)      2,230,178      (1,325,466)      --
  Surrenders for benefit
   payments and fees.....     (685,136)    (8,039,006)       (327,212)       (620,844)     (1,039,110)      --
  Net loan activity......      (20,054)        48,354         (38,679)        (32,846)         61,103       --
  Cost of insurance......     (314,301)      (561,257)       (153,387)       (123,137)       (888,442)      --
                           -----------    -----------     -----------      ----------     -----------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      201,962     (8,083,242)     (1,045,949)      1,453,357      (3,191,898)      --
                           -----------    -----------     -----------      ----------     -----------      ------
  Net increase (decrease)
   in net assets.........    4,310,691     (7,904,858)       (912,188)      3,787,916       5,654,932         219
NET ASSETS:
  Beginning of year......   11,401,334     26,538,698       6,211,350       3,972,690      35,695,672         853
                           -----------    -----------     -----------      ----------     -----------      ------
  End of year............  $15,712,025    $18,633,840     $ 5,299,162      $7,760,606     $41,350,604      $1,072
                           ===========    ===========     ===========      ==========     ===========      ======

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           U.S. MID CAP    AMERICAN      BALANCED
                              VALUE      OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $--           $   124       $   283
  Capital gains income...     --             --            --
  Net realized gain
   (loss) on security
   transactions..........     --               (124)            8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        389          6,350         1,814
                              ------        -------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        389          6,350         2,105
                              ------        -------       -------
UNIT TRANSACTIONS:
  Purchases..............     --             --            --
  Net transfers..........     --             --            --
  Surrenders for benefit
   payments and fees.....         (1)           (30)          (14)
  Net loan activity......     --             --            --
  Cost of insurance......     --               (797)         (267)
                              ------        -------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (1)          (827)         (281)
                              ------        -------       -------
  Net increase (decrease)
   in net assets.........        388          5,523         1,824
NET ASSETS:
  Beginning of year......        937         31,378        10,787
                              ------        -------       -------
  End of year............     $1,325        $36,901       $12,611
                              ======        =======       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________


                              CAPITAL     DEVELOPING        FLEXIBLE        DIVIDEND
                           OPPORTUNITIES    GROWTH           INCOME          GROWTH     GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (B)    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $--           $--              $  375         $  1,738       $   121       $    1
  Capital gains income...     --             --             --                --            --            --
  Net realized gain
   (loss) on security
   transactions..........       (489)          (271)              1               64          (117)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,113         13,381             555           21,540         9,345          262
                              ------        -------          ------         --------       -------       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,624         13,110             931           23,342         9,349          263
                              ------        -------          ------         --------       -------       ------
UNIT TRANSACTIONS:
  Purchases..............     --             --             --                --            --            --
  Net transfers..........     --             --             --                --            --            --
  Surrenders for benefit
   payments and fees.....         (3)           (12)             (8)             (55)          (20)       --
  Net loan activity......     --             --             --                --            --            --
  Cost of insurance......       (175)          (894)           (172)          (2,212)         (769)       --
                              ------        -------          ------         --------       -------       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (178)          (906)           (180)          (2,267)         (789)       --
                              ------        -------          ------         --------       -------       ------
  Net increase (decrease)
   in net assets.........      2,446         12,204             751           21,075         8,560          263
NET ASSETS:
  Beginning of year......      6,390         32,105           6,960           85,523        27,381          977
                              ------        -------          ------         --------       -------       ------
  End of year............     $8,836        $44,309          $7,711         $106,598       $35,941       $1,240
                              ======        =======          ======         ========       =======       ======

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      VALUE-ADDED
                                                        MARKET
                           MONEY MARKET   UTILITIES      SUB-
                           SUB-ACCOUNT   SUB-ACCOUNT    ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $   247       $   518      $   332
  Capital gains income...     --            --              509
  Net realized gain
   (loss) on security
   transactions..........     --                 8          (12)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --             3,314        8,375
                             -------       -------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        247         3,840        9,204
                             -------       -------      -------
UNIT TRANSACTIONS:
  Purchases..............     --            --           --
  Net transfers..........     --            --           --
  Surrenders for benefit
   payments and fees.....        (31)           (1)          (5)
  Net loan activity......     --            --           --
  Cost of insurance......       (847)         (476)        (659)
                             -------       -------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (878)         (477)        (664)
                             -------       -------      -------
  Net increase (decrease)
   in net assets.........       (631)        3,363        8,540
NET ASSETS:
  Beginning of year......     38,347        19,033       25,168
                             -------       -------      -------
  End of year............    $37,716       $22,396      $33,708
                             =======       =======      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM     PUTNAM GLOBAL
                           GOVERNMENT   DIVERSIFIED      ASSET      PUTNAM GLOBAL  PUTNAM GROWTH  PUTNAM GROWTH
                             INCOME       INCOME      ALLOCATION       EQUITY       AND INCOME    OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $   70,465   $  165,005    $   53,763     $   39,047     $   286,885      $--
  Capital gains income...      --           --           --             --              --            --
  Net realized gain
   (loss) on security
   transactions..........      (7,471)      21,292       (19,665)      (771,800)       (525,210)       1,044
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (34,270)     148,077       234,090      1,531,141       3,704,029       11,851
                           ----------   ----------    ----------     ----------     -----------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      28,724      334,374       268,188        798,388       3,465,704       12,895
                           ----------   ----------    ----------     ----------     -----------      -------
UNIT TRANSACTIONS:
  Purchases..............      --           --                 6             21               6       --
  Net transfers..........    (340,745)    (130,025)      (24,126)      (239,865)       (532,356)      49,848
  Surrenders for benefit
   payments and fees.....     (11,473)     (62,690)      (22,886)      (288,118)       (762,951)       1,091
  Net loan activity......      (1,672)      --            (1,323)         7,009         (61,811)      --
  Cost of insurance......     (45,210)     (46,404)      (33,825)       (77,978)       (348,127)      (1,638)
                           ----------   ----------    ----------     ----------     -----------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (399,100)    (239,119)      (82,154)      (598,931)     (1,705,239)      49,301
                           ----------   ----------    ----------     ----------     -----------      -------
  Net increase (decrease)
   in net assets.........    (370,376)      95,255       186,034        199,457       1,760,465       62,196
NET ASSETS:
  Beginning of year......   1,658,417    1,780,538     1,291,967      3,235,215      13,802,173       29,104
                           ----------   ----------    ----------     ----------     -----------      -------
  End of year............  $1,288,041   $1,875,793    $1,478,001     $3,434,672     $15,562,638      $91,300
                           ==========   ==========    ==========     ==========     ===========      =======

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD     PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $  2,413     $  380,139    $  116,456
  Capital gains income...      --             --           --
  Net realized gain
   (loss) on security
   transactions..........     (15,181)         9,242           129
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      64,320        498,302        (7,081)
                             --------     ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      51,552        887,683       109,504
                             --------     ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --                 6
  Net transfers..........      15,363        363,924       392,501
  Surrenders for benefit
   payments and fees.....      (7,133)      (134,397)     (161,677)
  Net loan activity......     (11,866)        (7,485)      (34,706)
  Cost of insurance......      (7,748)      (102,551)      (67,492)
                             --------     ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (11,384)       119,491       128,632
                             --------     ----------    ----------
  Net increase (decrease)
   in net assets.........      40,168      1,007,174       238,136
NET ASSETS:
  Beginning of year......     301,390      3,186,118     2,233,540
                             --------     ----------    ----------
  End of year............    $341,558     $4,193,292    $2,471,676
                             ========     ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              PUTNAM                             PUTNAM
                           INTERNATIONAL        PUTNAM        INTERNATIONAL
                            GROWTH AND      INTERNATIONAL          NEW         PUTNAM     PUTNAM MONEY   PUTNAM NEW
                              INCOME            EQUITY        OPPORTUNITIES   INVESTORS      MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT (C)     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  -------------  -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................    $  5,005         $   8,686         $  1,127      $  3,575    $    40,958    $  --
  Capital gains income...      --              --                 --            --            --            --
  Net realized gain
   (loss) on security
   transactions..........      (1,659)           24,219            1,673       (15,024)       --           (240,797)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     102,370           168,773           57,601       151,280        --          1,582,061
                             --------         ---------         --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     105,716           201,678           60,401       139,831         40,958     1,341,264
                             --------         ---------         --------      --------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --              --                 --            --            --                 15
  Net transfers..........      27,033           (97,909)             (75)       83,390        875,548      (312,252)
  Surrenders for benefit
   payments and fees.....      (4,406)          (41,172)            (400)       (5,031)    (1,353,267)     (148,234)
  Net loan activity......      --                (7,110)          --            (2,894)         9,829       (25,434)
  Cost of insurance......      (7,448)          (19,557)          (4,766)      (14,335)      (127,018)     (122,553)
                             --------         ---------         --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      15,179          (165,748)          (5,241)       61,130       (594,908)     (608,458)
                             --------         ---------         --------      --------    -----------    ----------
  Net increase (decrease)
   in net assets.........     120,895            35,930           55,160       200,961       (553,950)      732,806
NET ASSETS:
  Beginning of year......     279,182           828,297          179,931       500,155      5,464,389     4,597,202
                             --------         ---------         --------      --------    -----------    ----------
  End of year............    $400,077         $ 864,227         $235,091      $701,116    $ 4,910,439    $5,330,008
                             ========         =========         ========      ========    ===========    ==========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                         PUTNAM OTC &
                           PUTNAM NEW      EMERGING        PUTNAM
                              VALUE         GROWTH        RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
OPERATIONS:
  Net investment
   income................  $   12,938      $--            $   2,110
  Capital gains income...      --           --               --
  Net realized gain
   (loss) on security
   transactions..........     (15,651)      (16,483)        (12,087)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     257,547        49,507          84,792
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     254,834        33,024          74,815
                           ----------      --------       ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --               --
  Net transfers..........       4,010        (2,629)        (12,346)
  Surrenders for benefit
   payments and fees.....     (95,718)          (56)       (104,611)
  Net loan activity......      (9,142)         (318)         (5,026)
  Cost of insurance......     (21,900)       (2,587)         (7,553)
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (122,750)       (5,590)       (129,536)
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets.........     132,084        27,434         (54,721)
NET ASSETS:
  Beginning of year......     913,320       103,168         348,045
                           ----------      --------       ---------
  End of year............  $1,045,404      $130,602       $ 293,324
                           ==========      ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              PUTNAM THE         PUTNAM
                            PUTNAM SMALL    GEORGE PUTNAM   UTILITIES GROWTH                   PUTNAM                  GROWTH AND
                              CAP VALUE     FUND OF BOSTON     AND INCOME     PUTNAM VISTA    VOYAGER     ENTERPRISE     INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  --------------  ----------------  ------------  ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  1,712         $ 17,005        $   54,899       $ --        $    48,974      $  4        $   10
  Capital gains income...      --               --               --               --            --          --            --
  Net realized gain
   (loss) on security
   transactions..........       (3,038)             254          (107,830)       (48,552)      (721,822)    --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      152,608          103,784           344,593        209,934      2,385,528       162           263
                              --------         --------        ----------       --------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      151,282          121,043           291,662        161,382      1,712,680       166           273
                              --------         --------        ----------       --------    -----------      ----        ------
UNIT TRANSACTIONS:
  Purchases..............      --               --                      6         --            --          --            --
  Net transfers..........       78,136          188,226          (133,340)        33,205       (285,513)    --            --
  Surrenders for benefit
   payments and fees.....          (61)         (30,753)          (55,541)        (1,212)      (557,129)    --                1
  Net loan activity......       (3,453)          (5,089)              383           (362)       (84,442)    --            --
  Cost of insurance......       (8,789)         (17,574)          (35,158)       (13,566)      (193,865)    --            --
                              --------         --------        ----------       --------    -----------      ----        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       65,833          134,810          (223,650)        18,065     (1,120,949)    --                1
                              --------         --------        ----------       --------    -----------      ----        ------
  Net increase (decrease)
   in net assets.........      217,115          255,853            68,012        179,447        591,731       166           274
NET ASSETS:
  Beginning of year......      293,713          618,448         1,303,310        523,960      7,756,961       640           976
                              --------         --------        ----------       --------    -----------      ----        ------
  End of year............     $510,828         $874,301        $1,371,322       $703,407    $ 8,348,692      $806        $1,250
                              ========         ========        ==========       ========    ===========      ====        ======

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund. The Accounts also invest in the following Sub-Accounts of the Universal Institutional Funds, Inc.: High Yield and U.S. Mid Cap Value. Additionally the Account invests in the following Sub-Accounts of the Morgan Stanley Select Dimensions Investment Series: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, and Equally-Weighted S&P 500 Portfolio. The Account also invests in: Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, and the following Sub-Accounts from the Van Kampen fund family: Enterprise and Growth and Income.

 2.  SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimate

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
   a) COST OF INSURANCE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

_____________________________________ SA-52 ____________________________________

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Hartford Advisers HLS Fund..............  $ 2,254,905  $ 7,516,259
Hartford Bond HLS Fund..................    2,616,021    3,730,079
Hartford Capital Appreciation HLS
 Fund...................................    5,646,900    9,868,253
Hartford Dividend and Growth HLS Fund...    1,951,345    2,870,016
Hartford Global Advisers HLS Fund.......      391,597      247,629
Hartford Global Health HLS Fund.........      442,159      677,735
Hartford Global Leaders HLS Fund........    4,558,797    4,138,140
Hartford Global Technology HLS Fund.....    3,570,789    3,958,071
Hartford Disciplined Equity HLS Fund....       97,159      154,156
Hartford High Yield HLS Fund............    1,858,477      692,358
Hartford Index HLS Fund.................    1,324,503    2,323,721
Hartford International Opportunities HLS
 Fund...................................    1,145,238    1,082,804
Hartford MidCap HLS Fund................    4,335,131    5,343,404
Hartford Money Market HLS Fund..........   23,522,490   27,019,114
Hartford Mortgage Securities HLS Fund...      271,409    1,363,938
Hartford Small Company HLS Fund.........      644,572    2,199,681
Hartford Stock HLS Fund.................      626,015    4,147,770
High Yield..............................           67      --
American Opportunities..................          130          908
Balanced Growth.........................          295          315
Capital Opportunities...................      --               226
Developing Growth.......................      --             1,128
Flexible Income.........................          642          191
Dividend Growth.........................        1,702        2,612
Global Equity...........................           87          922
Growth..................................            3      --
Money Market............................          321          862
Utilities...............................          538          560
Equally-Weighted S&P 500................          282          823
Putnam American Government Income.......      123,051      227,552
Putnam Diversified Income...............      587,470      352,861
Putnam Global Asset Allocation..........       78,275      328,672
Putnam Global Equity....................      274,915      617,179
Putnam Growth and Income................      895,681    2,053,918
Putnam Growth Opportunities.............        6,607       65,112
Putnam Health Sciences..................       77,081       74,617
Putnam High Yield.......................      732,066    1,011,198
Putnam Income...........................      405,083      812,122
Putnam International Growth and
 Income.................................      174,883      150,552
Putnam International Equity.............      224,973      298,461
Putnam International New
 Opportunities..........................      110,803      175,092
Putnam Investors........................      120,073      195,346
Putnam Money Market.....................    3,027,906    3,912,139
Putnam New Opportunities................      249,753      816,488
Putnam New Value........................      304,813      201,684
Putnam OTC & Emerging Growth............          916       38,563

_____________________________________ SA-54 ____________________________________

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Putnam Research.........................  $    10,454  $    44,132
Putnam Small Cap Value..................      223,231      227,132
Putnam The George Putnam Fund of
 Boston.................................      170,350      218,678
Putnam Utilities Growth and Income......      100,661       98,213
Putnam Vista............................      208,305      420,343
Putnam Voyager..........................      185,332    1,500,901
Enterprise..............................            3      --
Growth and Income.......................           13      --
                                          -----------  -----------
                                          $63,554,272  $91,182,630
                                          ===========  ===========

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........     574,117   3,304,626         (2,730,509)
Hartford Bond HLS Fund.............     751,384   1,810,182         (1,058,798)
Hartford Capital Appreciation HLS
 Fund..............................   1,818,049   3,008,742         (1,190,693)
Hartford Dividend and Growth HLS
 Fund..............................     651,901   1,091,222           (439,321)
Hartford Global Advisers HLS
 Fund..............................     207,553     133,304             74,249
Hartford Global Health HLS Fund....     225,637     405,956           (180,319)
Hartford Global Leaders HLS Fund...   2,572,751   2,389,188            183,563
Hartford Global Technology HLS
 Fund..............................   7,699,943   8,657,765           (957,822)
Hartford Disciplined Equity HLS
 Fund..............................      63,397     135,683            (72,286)
Hartford High Yield HLS Fund.......   1,325,040     552,268            772,772
Hartford Index HLS Fund............     445,373     911,666           (466,293)
Hartford International
 Opportunities HLS Fund............   1,082,929   1,089,152             (6,223)
Hartford MidCap HLS Fund...........   1,586,593   1,968,252           (381,659)
Hartford Money Market HLS Fund.....  16,846,155  19,345,693         (2,499,538)
Hartford Mortgage Securities HLS
 Fund..............................      28,134     713,868           (685,734)
Hartford Small Company HLS Fund....     429,273   1,298,872           (869,599)
Hartford Stock HLS Fund............     233,106   1,690,324         (1,457,218)
American Opportunities.............      --              55                (55)
Balanced Growth....................      --              20                (20)
Capital Opportunities..............      --              23                (23)
Developing Growth..................      --              71                (71)
Flexible Income....................      --              15                (15)
Dividend Growth....................      --             184               (184)
Global Equity......................      --              69                (69)
Money Market.......................      --             672               (672)
Utilities..........................      --              34                (34)
Equally-Weighted S&P 500...........      --              43                (43)
Putnam American Government
 Income............................       4,064      17,843            (13,779)
Putnam Diversified Income..........      21,636      18,730              2,906
Putnam Global Asset Allocation.....       3,958      17,990            (14,032)
Putnam Global Equity...............      27,940      52,485            (24,545)
Putnam Growth and Income...........      32,810      86,925            (54,115)
Putnam Growth Opportunities........       1,629      14,595            (12,966)
Putnam Health Sciences.............       6,731       6,593                138

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Putnam High Yield..................      24,002      56,925            (32,923)
Putnam Income......................      18,792      44,931            (26,139)
Putnam International Growth and
 Income............................      10,012       8,509              1,503
Putnam International Equity........      12,200      17,524             (5,324)
Putnam International New
 Opportunities.....................       8,762      14,518             (5,756)
Putnam Investors...................      13,323      21,993             (8,670)
Putnam Money Market................   2,315,869   2,950,809           (634,940)
Putnam New Opportunities...........      19,836      47,939            (28,103)
Putnam New Value...................      15,790      10,943              4,847
Putnam OTC & Emerging Growth.......         211       6,902             (6,691)
Putnam Research....................         781       3,615             (2,834)
Putnam Small Cap Value.............      10,478      10,379                 99
Putnam The George Putnam Fund of
 Boston............................      14,591      19,612             (5,021)
Putnam Utilities Growth and
 Income............................       4,015       5,621             (1,606)
Putnam Vista.......................      15,257      30,053            (14,796)
Putnam Voyager.....................      13,978      70,359            (56,381)

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   1,039,619   3,772,020         (2,732,401)
Hartford Bond HLS Fund.............   2,031,831   3,524,024         (1,492,193)
Hartford Capital Appreciation HLS
 Fund..............................   4,093,657   6,378,893         (2,285,236)
Hartford Dividend and Growth HLS
 Fund..............................   1,100,377   1,628,845           (528,468)
Hartford Global Advisers HLS
 Fund..............................     437,616     407,785             29,831
Hartford Global Health HLS Fund....     425,251     559,240           (133,989)
Hartford Global Leaders HLS Fund...   7,339,132   7,128,370            210,762
Hartford Global Technology HLS
 Fund..............................  28,110,700  26,727,663          1,383,037
Hartford Disciplined Equity HLS
 Fund..............................     517,725     220,849            296,876
Hartford High Yield HLS Fund.......   1,649,447     811,444            838,003
Hartford Index HLS Fund............     391,057     887,662           (496,605)
Hartford International
 Opportunities HLS Fund............     306,515     913,456           (606,941)
Hartford MidCap HLS Fund...........   4,735,322   4,729,827              5,495
Hartford Money Market HLS Fund.....  32,974,571  38,541,986         (5,567,415)
Hartford Mortgage Securities HLS
 Fund..............................     689,333   1,246,700           (557,367)
Hartford Small Company HLS Fund....   1,754,318     848,675            905,643
Hartford Stock HLS Fund............     512,371   1,912,846         (1,400,475)
American Opportunities Portfolio...      --              57                (57)
Balanced Growth Portfolio..........      --              21                (21)
Capital Opportunities Portfolio....      --              24                (24)
Developing Growth Portfolio........      --              72                (72)
Flexible Income Portfolio..........      --              16                (16)
Dividend Growth Portfolio..........      --             188               (188)
Global Equity Portfolio............      --              71                (71)
Money Market Portfolio.............      --             688               (688)
Utilities Portfolio................      --              35                (35)
Value-Added Market portfolio.......      --              44                (44)
Putnam American Government Income
 Fund..............................      15,962      46,972            (31,010)
Putnam Diversified Income Fund.....      11,485      25,741            (14,256)

_____________________________________ SA-56 ____________________________________

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Putnam Global Asset Allocation
 Fund..............................       1,887       6,716             (4,829)
Putnam Global Equity Fund..........      31,540      76,815            (45,275)
Putnam Growth and Income Fund......      24,801     106,123            (81,322)
Putnam Growth Opportunities Fund...      22,071       9,348             12,723
Putnam Health Sciences Fund........       8,993      10,471             (1,478)
Putnam High Yield Fund.............      64,480      56,182              8,298
Putnam Income Fund.................      34,363      27,232              7,131
Putnam International Growth and
 Income Fund.......................       8,755       7,888                867
Putnam International Equity Fund...      26,619      38,641            (12,022)
Putnam International New
 Opportunities Fund................       2,024       2,468               (444)
Putnam Investors Fund..............      54,564      47,351              7,213
Putnam Money Market Fund...........   2,632,183   3,042,914           (410,731)
Putnam New Opportunities Fund......      22,586      61,246            (38,660)
Putnam New Value Fund..............      16,853      26,259             (9,406)
Putnam OTC & Emerging Growth
 Fund..............................       4,481       6,198             (1,717)
Putnam Research Fund...............       7,052      18,564            (11,512)
Putnam Small Cap Value Fund........      18,479      15,004              3,475
Putnam The George Putnam Fund of
 Boston............................      19,599       7,446             12,153
Putnam Utilities Growth and Income
 Fund..............................       1,726      15,149            (13,423)
Putnam VistaFund...................      37,545      37,220                325
Putnam Voyager Fund................      15,897      72,894            (56,997)

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges     28,332,236   $ 2.559546    $72,517,661      --           2.03%      3.74%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges     31,062,745     2.467184     76,637,507      --           2.42%     18.49%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges     33,795,146     2.082167     70,367,138      --           2.92%    (13.79)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges     36,877,742     2.415274     89,069,852      --           2.83%     (4.64)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD BOND HLS FUND
  2004  Lowest contract charges      6,988,681   $ 2.186354    $15,279,730      --           4.59%      4.62%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      8,047,479     2.089729     16,817,050      --           4.40%      7.85%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      9,539,672     1.937703     18,485,051      --           3.78%     10.08%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      7,946,454     1.760220     13,987,506      --           4.67%      8.68%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges     18,160,767     4.374875     79,451,088      --           0.34%     19.36%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges     19,351,460     3.665144     70,925,889      --           0.60%     42.38%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges     21,636,696     2.574254     55,698,351      --           0.59%    (19.70)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges     24,567,726     3.205777     78,758,651      --           0.62%     (6.94)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges     10,356,453     3.508926     36,340,028      --           1.37%     12.42%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges     10,795,774     3.121238     33,696,182      --           1.50%     26.80%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges     11,324,242     2.461617     27,875,947      --           1.41%    (14.23)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges     11,867,488     2.869881     34,058,278      --           1.50%     (4.04)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-58 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges      1,998,198   $ 2.095658    $ 4,187,539      --           0.02%     12.75%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      1,923,949     1.858727      3,576,095      --           0.82%     22.26%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      1,894,118     1.520294      2,879,617      --           0.05%     (8.95)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      1,941,752     1.669708      3,242,159      --           0.69%     (6.25)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges        887,576     1.873649      1,663,005      --           0.06%     12.80%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      1,067,895     1.660986      1,773,759      --           0.13%     32.31%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      1,201,884     1.255377      1,508,817      --           0.01%    (16.97)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      1,037,844     1.512036      1,569,257      --          --          2.04%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges      2,456,674     1.999529      4,912,190      --           0.57%     19.19%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      2,273,111     1.677666      3,813,522      --           0.43%     35.57%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      2,062,349     1.237460      2,552,074      --           0.83%    (19.51)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      2,240,631     1.537336      3,444,602      --           0.58%    (16.58)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges      1,669,725   $ 0.485938    $   811,382      --          --          1.35%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      2,627,547     0.479464      1,259,815      --          --         61.50%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      1,244,510     0.296887        369,479      --          --        (38.59)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      1,348,137     0.483425        651,723      --          --        (22.81)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges      1,972,756     1.280563      2,526,239      --           1.10%      8.41%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      2,045,042     1.181232      2,415,670      --           1.33%     28.82%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      1,748,166     0.916970      1,603,015      --           0.37%    (24.65)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      1,587,703     1.216983      1,932,208      --          --         (8.02)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges      2,448,834     1.389186      3,401,885      --           4.33%      7.40%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      1,676,062     1.293429      2,167,867      --           3.55%     23.19%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        838,059     1.049984        879,948      --           5.49%     (6.89)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        602,914     1.127685        679,897      --           0.06%      2.69%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-60 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges      6,267,786   $ 2.957797    $18,538,839      --           1.26%     10.39%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      6,734,079     2.679318     18,042,741      --           1.39%     28.13%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      7,230,684     2.091070     15,119,866      --           1.05%    (22.45)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      8,117,229     2.696342     21,886,825      --           0.81%    (12.31)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      5,755,140     1.808530     10,408,344      --           0.74%     18.08%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      5,761,363     1.531589      8,824,040      --           0.92%     33.10%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      6,368,304     1.150742      7,328,275      --           1.93%    (17.93)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      7,282,118     1.402184     10,210,869      --           0.12%    (18.73)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges      5,129,339     3.319648     17,027,600      --           0.26%     16.44%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      5,510,998     2.851031     15,712,025      --           0.25%     37.67%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      5,505,502     2.070898     11,401,334      --           0.13%    (14.22)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      5,778,855     2.414177     13,951,179      --          --         (3.62)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges     10,302,843   $ 1.469229    $15,137,235      --           0.93%      0.94%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges     12,802,381     1.455498     18,633,840      --           0.75%      0.75%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges     18,369,796     1.444692     26,538,698      --           1.44%      1.47%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges     19,345,818     1.423815     27,544,866      --           3.62%      3.87%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges      2,115,606     1.969592      4,166,881      --           4.71%      4.12%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      2,801,340     1.891653      5,299,162      --           3.28%      2.29%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      3,358,707     1.849328      6,211,350      --           3.11%      8.16%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      2,179,142     1.709890      3,726,094      --           5.28%      7.50%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges      3,611,488     1.942819      7,016,468      --          --         12.18%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      4,481,087     1.731858      7,760,606      --          --         55.87%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      3,575,444     1.111104      3,972,690      --          --        (30.23)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      3,736,750     1.592501      5,950,778      --          --        (14.92)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-62 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges     13,803,678   $ 2.822556    $38,961,654      --           1.06%      4.17%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges     15,260,896     2.709579     41,350,604      --           1.19%     26.47%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges     16,661,371     2.142421     35,695,672      --           0.95%    (24.25)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges     18,987,977     2.828189     53,701,587      --           0.74%    (12.23)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
HIGH YIELD
  2004  Lowest contract charges            100    11.736908          1,174      --           6.10%      9.49%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            100     10.72011          1,072      --          --         25.68%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            100     8.527710            853      --           9.67%     (7.27)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges            100     9.196282            920      --          10.70%     (4.47)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
U.S. MID CAP VALUE
  2004  Lowest contract charges            100    15.186086          1,518      --           0.02%     14.59%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            100    13.252290          1,325      --          --         41.43%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            100     9.365069            937      --          --        (28.02)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges            100    13.011007          1,301      --           0.12%     (3.15)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
AMERICAN OPPORTUNITIES
  2004  Lowest contract charges          2,194   $17.767675    $    38,979      --           0.36%      8.29%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          2,249    16.406871         36,901      --           0.38%     20.58%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          2,306    13.607641         31,378      --           0.67%    (21.56)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          2,364    17.347667         41,014      --           0.24%    (29.47)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
BALANCED GROWTH
  2004  Lowest contract charges            812    16.806732         13,650      --           2.31%     10.93%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            832    15.150756         12,611      --           2.49%     19.81%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            853    12.642665         10,787      --           2.73%    (11.49)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges            874    14.283544         12,490      --           3.71%      1.21%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
CAPITAL OPPORTUNITIES
  2004  Lowest contract charges            979    10.806107         10,575      --          --         22.59%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          1,002     8.814613          8,836      --          --         41.67%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          1,027     6.223411          6,390      --          --        (43.82)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-64 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
DEVELOPING GROWTH
  2004  Lowest contract charges          2,867   $18.448628    $    52,898      --          --         22.31%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          2,938    15.083435         44,309      --          --         41.41%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          3,010    10.667202         32,105      --          --        (27.73)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          3,084    14.760751         45,516      --           1.07%    (25.49)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
FLEXIBLE INCOME
  2004  Lowest contract charges            613    13.129524          8,050      --           8.26%      7.00%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            628    12.270686          7,711      --           5.12%     13.54%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            644    10.806902          6,960      --           4.92%      8.67%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges            660     9.944536          6,565      --           6.90%     (4.06)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
DIVIDEND GROWTH
  2004  Lowest contract charges          7,414    15.193110        112,646      --           1.59%      8.29%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          7,598    14.030633        106,598      --           1.88%     27.73%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          7,786    10.984402         85,523      --           1.94%    (17.92)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          7,979    13.382770        106,776      --           1.78%     (5.45)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
GLOBAL EQUITY
  2004  Lowest contract charges          2,615   $14.483351    $    37,880      --           0.25%      8.17%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          2,684    13.389744         35,941      --           0.40%     34.72%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          2,755     9.939417         27,381      --           0.08%    (17.37)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          2,827    12.028929         34,010      --           0.70%    (17.22)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
GROWTH
  2004  Lowest contract charges            100    13.344982          1,335      --           0.21%      7.64%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            100    12.398168          1,240      --           0.11%     26.90%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            100     9.769666            977      --          --        (27.84)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges            100    13.539343          1,354      --          --        (15.23)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
MONEY MARKET
  2004  Lowest contract charges         27,245     1.288328         35,101      --           0.86%      0.86%
        Highest contract charges           100     7.712911            771      --           0.84%      0.86%
        Remaining contract
        charges                            100      --               1,303      --          --         --
  2003  Lowest contract charges         27,917     1.277332         35,659      --           0.65%      0.65%
        Highest contract charges           100     7.647033            765      --           0.65%      0.65%
        Remaining contract
        charges                            100      --               1,292      --          --         --
  2002  Lowest contract charges         28,605     1.269121         36,304      --           1.34%      1.34%
        Highest contract charges           100     7.597775            760      --           2.20%     (8.93)%
        Remaining contract
        charges                            100      --               1,283      --          --         --
  2001  Lowest contract charges         29,310     1.252325         36,706      --           3.82%      3.85%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-66 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
UTILITIES
  2004  Lowest contract charges          1,443   $18.868919    $    27,222      --           2.25%     24.44%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          1,477    15.163205         22,396      --           2.55%     20.46%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          1,512    12.586473         19,033      --           3.31%    (20.37)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          1,548    15.805870         24,470      --           2.20%    (25.51)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
EQUALLY-WEIGHTED S&P 500
  2004  Lowest contract charges          1,783    21.530181         38,398      --           0.81%     16.65%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges          1,826    18.457812         33,708      --           1.18%     37.14%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          1,870    13.458791         25,168      --           1.20%    (15.97)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          1,915    16.016697         30,669      --           0.89%     (1.83)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM AMERICAN GOVERNMENT INCOME
  2004  Lowest contract charges         85,986    13.278935      1,141,803      --           4.31%      2.85%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         99,765    12.910807      1,288,041      --           4.58%      1.81%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        130,774    12.681507      1,658,417      --           0.94%      9.16%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         22,653    11.617169        263,169      --          --          6.73%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM DIVERSIFIED INCOME
  2004  Lowest contract charges        103,556   $20.422440    $ 2,114,860      --           9.11%      9.58%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        100,650    18.636774      1,875,793      --           9.19%     20.27%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        114,906    15.495559      1,780,538      --           8.22%      6.20%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        112,164    14.591286      1,636,613      --           7.18%      3.82%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM GLOBAL ASSET ALLOCATION
  2004  Lowest contract charges         58,293    22.327141      1,301,518      --           3.25%      9.26%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         72,325    20.435620      1,478,001      --           4.01%     22.04%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         77,154    16.745232      1,291,967      --           2.04%    (12.36)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         83,986    19.107423      1,604,753      --           1.16%     (8.35)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM GLOBAL EQUITY
  2004  Lowest contract charges        181,085    19.031328      3,446,296      --           2.30%     13.94%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        205,630    16.703191      3,434,672      --           1.26%     29.54%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        250,905    12.894160      3,235,215      --           0.35%    (22.16)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        344,120    16.565013      5,700,354      --          --        (29.66)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-68 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM GROWTH AND INCOME
  2004  Lowest contract charges        559,700   $28.235522    $15,803,430      --           1.80%     11.37%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        613,815    25.353942     15,562,638      --           2.06%     27.69%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        695,138    19.855302     13,802,173      --           2.43%    (18.79)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        816,602    24.448731     19,964,887      --           1.69%     (6.16)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM GROWTH OPPORTUNITIES
  2004  Lowest contract charges          8,015     4.441887         35,602      --           0.10%      2.08%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         20,981     4.351514         91,300      --          --         23.47%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges          8,258     3.524438         29,104      --          --        (29.38)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges          5,041     4.990598         25,158      --          --        (31.92)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM HEALTH SCIENCES
  2004  Lowest contract charges         30,728    11.981057        368,157      --           0.38%      7.30%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         30,590    11.165587        341,558      --           0.79%     18.80%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         32,068     9.398432        301,390      --           0.08%    (20.21)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         45,715    11.778483        538,450      --           0.04%    (19.53)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM HIGH YIELD
  2004  Lowest contract charges        196,712   $20.267647    $ 3,986,892      --           8.63%     10.99%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        229,635    18.260697      4,193,292      --          10.05%     26.86%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        221,337    14.394905      3,186,118      --          12.70%     (0.54)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        244,910    14.472655      3,544,494      --          13.89%      3.87%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM INCOME
  2004  Lowest contract charges        106,126    19.569485      2,076,833      --           4.24%      4.72%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        132,265    18.687237      2,471,676      --           4.75%      4.70%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        125,135    17.849113      2,233,540      --           4.83%      8.09%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        107,740    16.512627      1,779,077      --           5.91%      7.53%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2004  Lowest contract charges         26,664    19.289415        514,342      --           1.52%     21.31%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         25,161    15.900707        400,077      --           1.60%     38.37%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         24,294    11.491612        279,182      --           0.70%    (13.67)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         20,641    13.311451        274,764      --           1.17%    (20.67)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-70 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM INTERNATIONAL EQUITY
  2004  Lowest contract charges         45,770   $19.702832    $   901,799      --           1.75%     16.49%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         51,094    16.914447        864,227      --           1.11%     28.89%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         63,116    13.123486        828,297      --           0.88%    (17.52)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         38,451    15.910584        611,775      --           0.38%    (20.41)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2004  Lowest contract charges         14,006    13.517211        189,325      --           1.33%     13.63%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         19,762    11.896097        235,091      --           0.56%     33.59%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         20,206     8.904884        179,931      --           0.88%    (13.46)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         19,674    10.289959        202,447      --          --        (28.52)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM INVESTORS
  2004  Lowest contract charges         69,547    10.135402        704,883      --           0.68%     13.07%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         78,217     8.963743        701,116      --           0.63%     27.25%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         71,003     7.044133        500,155      --           0.41%    (23.68)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         79,581     9.229757        734,512      --           0.09%    (24.61)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM MONEY MARKET
  2004  Lowest contract charges      2,752,177   $ 1.462932    $ 4,026,247      --           0.89%      0.91%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges      3,387,117     1.449740      4,910,439      --           0.76%      0.76%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges      3,797,848     1.438812      5,464,389      --           1.45%      1.46%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges      4,106,215     1.418147      5,823,216      --           3.81%      4.00%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM NEW OPPORTUNITIES
  2004  Lowest contract charges        239,303    22.039208      5,274,057      --          --         10.57%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        267,406    19.932233      5,330,008      --          --         32.70%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        306,067    15.020269      4,597,202      --          --        (30.29)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        369,050    21.548010      7,952,288      --          --        (29.99)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM NEW VALUE
  2004  Lowest contract charges         63,362    20.683788      1,310,575      --           0.99%     15.77%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         58,515    17.865648      1,045,404      --           1.44%     32.86%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         67,921    13.446851        913,320      --           4.24%    (15.44)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         59,793    15.901590        950,804      --           0.99%      3.61%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-72 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM OTC & EMERGING GROWTH
  2004  Lowest contract charges         16,556   $ 6.123350    $   101,377      --          --          8.99%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         23,247     5.618120        130,602      --          --         35.94%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         24,963     4.132761        103,168      --          --        (32.06)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         22,343     6.082943        135,909      --          --        (45.57)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM RESEARCH
  2004  Lowest contract charges         20,593    13.496215        277,925      --           0.17%      7.79%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         23,427    12.520833        293,324      --           0.65%     25.69%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         34,938     9.961695        348,045      --           0.78%    (22.06)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         33,274    12.780817        425,267      --           0.42%    (18.62)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM SMALL CAP VALUE
  2004  Lowest contract charges         25,430    25.518994        648,958      --           0.52%     26.54%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         25,331    20.166495        510,828      --           0.47%     50.06%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         21,856    13.438856        293,713      --           1.25%    (18.06)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         11,657    16.401114        191,190      --          --         18.42%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges         66,516   $13.257959    $   881,872      --           2.12%      8.48%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         71,537    12.221620        874,301      --           2.34%     17.35%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         59,384    10.414377        618,448      --           2.08%     (8.57)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         41,421    11.390190        471,788      --           2.94%      0.74%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM UTILITIES GROWTH AND INCOME
  2004  Lowest contract charges         69,782    23.410550      1,633,626      --           2.42%     21.87%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         71,388    19.209439      1,371,322      --           4.25%     25.00%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         84,811    15.367282      1,303,310      --           3.78%    (23.83)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         96,697    20.175624      1,950,919      --           3.30%    (22.15)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
PUTNAM VISTA
  2004  Lowest contract charges         37,809    15.899186        601,135      --          --         18.90%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges         52,605    13.371508        703,407      --          --         33.42%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges         52,279    10.022314        523,960      --          --        (30.38)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges         56,640    14.395231        815,341      --          --        (33.40)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

_____________________________________ SA-74 ____________________________________

                                                                                         INVESTMENT
                                                    UNIT         CONTRACT      EXPENSE     RETURN      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VOYAGER
  2004  Lowest contract charges        293,540   $25.131933    $ 7,377,233      --           0.47%      5.34%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges        349,921    23.858769      8,348,692      --           0.64%     25.16%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges        406,918    19.062700      7,756,961      --           0.90%    (26.34)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2001  Lowest contract charges        476,305    25.877868     12,325,766      --           0.12%    (22.24)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
ENTERPRISE
  2004  Lowest contract charges            100     8.385322            839      --           0.38%      4.05%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            100     8.058783            806      --           0.50%     25.92%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            100     6.402052            640      --           0.47%    (29.33)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
GROWTH AND INCOME
  2004  Lowest contract charges            100    14.294427          1,430      --           0.97%     14.38%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2003  Lowest contract charges            100    12.497549          1,250      --           0.96%     28.05%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --
  2002  Lowest contract charges            100     9.761485            976      --           2.58%    (13.19)%
        Highest contract charges       --           --             --           --          --         --
        Remaining contract
        charges                        --           --             --           --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a reduction of units.

_____________________________________ SA-76 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Consent of Deloitte & Touche LLP.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on April 29, 1995.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on April 30, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, file No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-36203, filed with the Securities and Exchange Commission on April 14, 1999.

Item 27. Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*  Denotes Board of Directors

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29: Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
             (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
             (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
             (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
             (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
             (NQ Variable Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
          Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

     (b)  Directors and Officers of HSD

          David A. Carlson         Senior Vice President and Deputy
                                   Chief Financial Officer
          Richard G. Costello      Vice President and Secretary
          George R. Jay            Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce         Vice President
          Thomas M. Marra          President, Chief Executive Officer and
                                   Chairman of the Board, Director
          Martin A. Swanson        Vice President
          John C. Walters          Executive Vice President, Director
          Neal S. Wolin            Executive Vice President and General
                                   Counsel
          Lizabeth H. Zlatkus      Director

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By:  Thomas M. Marra                               *By: /s/ Jerry K. Scheinfeldt
    --------------------------------------------        ------------------------
     Thomas M. Marra, President, Chief Executive            Jerry K. Scheinfeldt
     Officer and Chairman of the Board*                     Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:  Thomas M. Marra
    --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*                           *By: /s/ Jerry K. Scheinfeldt
John C. Walters, Executive Vice President,             -------------------------
     Director*                                              Jerry K. Scheinfeldt
Lizabeth H. Zlatkus, Executive Vice                         Attorney-in-Fact
     President and Chief Financial Officer, Director*
David M. Znamierowski, Executive Vice                     Date: April 29, 2005
     President & Chief Investment Officer, Director*

333-36203

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.